Condensed Consolidated Balance Sheets - USD ($)	Feb. 29, 2024	Aug. 31, 2023
CURRENT ASSETS
Cash	$ 68	$ 121,112
Inventories	276,000
Prepaid expenses		8
TOTAL CURRENT ASSETS	276,068	121,120
NON-CURRENT ASSETS
Right-of-use assets	18	24
TOTAL NON-CURRENT ASSETS	18	24
TOTAL ASSETS	276,086	121,144
CURRENT LIABILITIES
Accounts payable	74,510
Interest payable	16,036	12,123
Accrued expenses	1,379	1,046
Loans payable to third parties - current		5,705
Syndicated loans	61,240	61,240
Operating lease liabilities	31	24
Convertible senior notes	35,000	35,000
TOTAL CURRENT LIABILITIES	188,196	115,138
NON-CURRENT LIABILITIES
Operating lease liabilities	6	12
Loans payable to third parties - non-current		1,200
TOTAL LIABILITIES	188,202	116,350
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares ($0.0005 par value; 180 million and 19.8 billion ordinary shares authorized as of August 31, 2023 and February 29, 2024, respectively; 154 million and 323 million issued and outstanding as of August 31, 2023 and February 29, 2024, respectively)	161	77
Additional paid-in capital	1,039,040	950,772
Accumulated deficits	(951,317)	(946,055)
Total shareholders’ equity	87,884	4,794
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 276,086	$ 121,144